Leases (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2022
Leases (Details) [Line Items]
Leases terms	20 years
Bottom of range [Member]
Leases (Details) [Line Items]
Leases terms		1 year
Top of range [Member]
Leases (Details) [Line Items]
Leases terms		3 years